Related-Party Transactions (Notes)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related-Party Transactions
RELATED-PARTY TRANSACTIONS

Commercial Agreements. The Partnership has various long-term, fee-based commercial agreements with Tesoro under which we provide pipeline transportation, trucking, terminal distribution and storage services to Tesoro, and Tesoro commits to provide us with minimum monthly throughput volumes of crude oil and refined products.

If, in any calendar month, Tesoro fails to meet its minimum volume commitments under these agreements, it will be required to pay us a shortfall payment. These shortfall payments may be applied as a credit against any amounts due above their minimum volume commitments for up to three months after the shortfall occurs. Deferred revenue in the condensed combined consolidated balance sheet at September 30, 2012, includes $0.2 million related to shortfall billings to Tesoro.

We believe the terms and conditions under these commercial agreements, as well as our other agreements with Tesoro described below, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services. These commercial agreements with Tesoro include:

•	a 10-year pipeline transportation services agreement under which Tesoro pays the Partnership fees for gathering and transporting crude oil on our High Plains system;

•
a 5-year amended crude oil trucking transportation services agreement under which Tesoro pays the Partnership fees for trucking related services and scheduling and dispatching services that we provide through our High Plains truck-based crude oil gathering operation;

•	a 10-year master terminalling services agreement under which Tesoro pays the Partnership fees for providing terminalling services at our eight refined products terminals;

•
a 10-year terminal use and throughput agreement, effective April 1, 2012, under which Tesoro pays the Partnership fees for providing terminalling services at the Martinez Crude Oil Marine Terminal (see Note B for additional information);

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a 10-year berth access, use and throughput agreement, effective September 14, 2012, under which Tesoro pays the Partnership fees for providing terminalling services at the Long Beach marine terminal (see Note B for additional information);

•
a 10-year pipeline transportation services agreement under which Tesoro pays the Partnership fees for transporting crude oil and refined products on our five Salt Lake City ("SLC") short-haul pipelines;

•
a 10-year pipeline transportation services agreement, effective September 14, 2012, under which Tesoro pays the Partnership fees for transporting refined products on two LA short-haul pipelines from the Wilmington Refinery to a third-party terminal (see Note B for additional information); and

•
a 10-year SLC storage and transportation services agreement under which Tesoro pays the Partnership fees for storing crude oil and refined products at our SLC storage facility and transporting crude oil and refined products between the storage facility and Tesoro's Utah refinery through interconnecting pipelines on a dedicated basis.

In addition, subsequent to September 30, 2012, we entered into a 10-year track use and throughput agreement, effective November 15, 2012, under which Tesoro pays the Partnership fees for transporting and offloading crude oil through the Anacortes Rail Facility (see Note B for additional information).

Each of these agreements, other than the SLC storage and transportation services agreement, contain minimum volume commitments. The fees under each agreement are adjusted annually on July 1, and, except for the amended trucking transportation services agreement, the agreements give Tesoro the option to renew for two five-year terms. The amended trucking transportation services agreement will renew automatically for one five-year term unless terminated earlier by us or Tesoro. The berth access, use and throughput agreement associated with the Long Beach marine terminal and the pipeline transportation services agreement associated with the LA short-haul pipelines further allow Tesoro the option to modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

Second Amended and Restated Omnibus Agreement.  The Partnership entered into an omnibus agreement with Tesoro at the closing of the Initial Offering. The agreement has been amended for each acquisition from Tesoro including the November 15, 2012 amendment, which was entered into in connection with the Anacortes Rail Facility Acquisition (the "Second Amended Omnibus Agreement"). The annual fee payable to Tesoro under the Second Amended Omnibus Agreement remains $2.5 million for the provision of various general and administrative services, including executive management, legal, accounting, treasury, human resources, health, safety and environmental, information technology, insurance coverage, administration and other corporate services.

Under the Second Amended Omnibus Agreement, Tesoro indemnifies us for certain matters including environmental, title and tax matters associated with the ownership of our assets at or before the closing of the Initial Offering on April 26, 2011 and the subsequent acquisitions. The aggregate annual deductible for each type (unknown environmental liabilities, title or tax matters) of liability is $0.6 million before we are entitled to indemnification in any calendar year in consideration of the Martinez Crude Oil Marine Terminal, the Long Beach Assets and the Anacortes Rail Facility. The aggregate annual deductible in effect at December 31, 2011 was $0.25 million. See Note K for further discussion of the indemnification provisions.

Amended and Restated Operational Services Agreement.  The Partnership entered into an operational services agreement with Tesoro at the closing of the Initial Offering. The agreement has been amended for each acquisition from Tesoro including the November 15, 2012 amendment, which was entered into in connection with the Anacortes Rail Facility Acquisition (the "Amended Operational Services Agreement"). In addition, the annual fee for operational services was adjusted, effective July 1, 2012, for an inflation escalation of approximately 3%. Under the Amended Operational Services Agreement, the annual fee we pay Tesoro is $2.0 million for support services performed by certain of Tesoro's field-level employees in support of our pipelines, terminals and storage facilities. The fee in effect at December 31, 2011 was $0.3 million. This fee is in addition to the annual fee payable to Tesoro under the Second Amended Omnibus Agreement as outlined in the agreement and described above. Tesoro may also provide direct services or incur other direct costs on our behalf. The Partnership will reimburse Tesoro for these costs in accordance with this agreement.

TLLP Transactions. Revenues from affiliates consist of revenues from commercial agreements we entered into with Tesoro under which Tesoro pays us fees for gathering crude oil and distributing, transporting and storing crude oil and refined products. Receivables from affiliates as of September 30, 2012, include $0.7 million related to third-party revenues invoiced by Tesoro on behalf of TLLP, pursuant to the provisions of the Operating Agreement, for amounts owed to TLLP under crude oil and refined product throughput contracts at the Long Beach marine terminal.

Predecessors' Transactions. Related-party transactions of our Predecessors were settled through equity. The balance in receivables and accounts payable from affiliated companies represents the amount owed from or to Tesoro related to certain affiliate transactions. Revenues from affiliates in the combined statements of operations of our Predecessors consist of revenues from Tesoro with respect to transportation regulated by the Federal Energy Regulatory Commission ("FERC") and the North Dakota Public Service Commission ("NDPSC") on our High Plains system.

Summary of Transactions. A summary of revenue and expense transactions with Tesoro, including expenses directly charged and allocated to our Predecessors, are as follows (in thousands):

	Nine Months Ended September 30,
	2012	2011
Revenues	$98,052	$50,583
Operating and maintenance expenses (a)	12,212	27,724
General and administrative expenses	9,347	5,872
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(a)	Operating and maintenance expenses include imbalance settlement gains of $7.7 million and $5.5 million for the nine months ended September 30, 2012 and 2011, respectively.

In accordance with our partnership agreement, our common, subordinated and general partner interests are entitled to receive quarterly distributions of available cash. In February, April, August and November 2012, we paid quarterly cash distributions, of which $27.1 million was paid to affiliates, including $8.2 million related to the distribution declared on October 17, 2012 associated with the results of the quarter ended September 30, 2012.